FAIR VALUE MEASUREMENTS (Narrative) (Detail) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($) Property	Jun. 30, 2019 USD ($) Property	Dec. 31, 2019 USD ($) Property	Dec. 31, 2018 USD ($) Property	Dec. 31, 2017 USD ($) Property
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stated interest rate (percentage)			9.00%
Number of impaired properties | Property			34	22	4
Impairment charges	$ 15,507	$ 33,155	$ 72,939	$ 32,975	$ 2,855
Number of properties impaired | Property	10	13	34	22	4
Fair value, measurements, recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of CMBS	$ 16,103
Fair value, measurements, recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of CMBS	14,367
Fair value, measurements, recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of CMBS	$ 1,736
Minimum | Discount Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of real estate assets, measurement input	7.90%		7.40%
Minimum | Discount Rate | Investments | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input			0.0775
Minimum | Capitalization Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of real estate assets, measurement input	7.40%		5.50%
Maximum | Discount Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of real estate assets, measurement input	9.70%		9.50%
Maximum | Discount Rate | Investments | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input			0.090
Maximum | Capitalization Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of real estate assets, measurement input	9.20%		9.20%
Estimate of Fair Value Measurement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for investment	$ 558,600		$ 302,000
Real estate investment property, net, carrying value of impaired property	70,200	$ 220,600	384,400	$ 332,400	$ 4,300
Estimate of Fair Value Measurement | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument fair value disclosure	1,700,000		1,600,000	2,460,000
Estimate of Fair Value Measurement | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Held-to-maturity securities, fair value			2,000
Estimate of Fair Value Measurement | Broadly syndicated loans | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for investment	249,200
Estimate of Fair Value Measurement | Broadly syndicated loans | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for investment	104,000
Carrying Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for investment	598,400		301,600
Real estate investment property, net, carrying value of impaired property	85,700	$ 253,800	457,300	365,400	7,200
Carrying Value | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument fair value disclosure	$ 1,710,000		1,610,000	2,530,000
Land and Building | Estimate of Fair Value Measurement | Fair Value, Measurements, Nonrecurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of real estate assets			$ 384,400	$ 332,400	$ 4,300